INCOME TAXES (Schedule of effective income tax rate reconciliation) (Details) - USD ($)	12 Months Ended
	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015
Income Tax Disclosure [Abstract]
Income before income taxes	$ 2,906,539	$ 2,313,760	$ 2,921,682
Other-net	4,507	7,427	5,074
Adjusted pre-tax income	$ 2,911,046	$ 2,321,187	$ 2,926,756
Statutory rate	34.00%	34.00%	34.00%
Income tax provision at statutory rate	$ 989,756	$ 789,204	$ 995,097
Federal tax assessment			41,175
State and City income taxes, net of federal income tax benefit
State and City deferred income taxes			(365,000)
Other-net	(8,756)	6,796	41,728
Income tax provision	$ 981,000	$ 796,000	$ 713,000